Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Share Premium [Member]	Capital Reserves [Member]	Other Reserves [Member]	Accumulated Currency Translation Differences [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance, beginning of period at Dec. 31, 2020	$ 1,740,881	$ 1,527,382	$ 10,667	$ 1,011,743	$ 881,745	$ 96,641	$ (99,925)	$ (373,489)	$ 213,499
Profit/(Loss) for the year after taxes	(10,918)	(30,080)	0	0	0	0	0	(30,080)	19,162
Change in fair value of cash flow hedges net of transfer to profit and loss statement	92,138	87,361	0	0	0	97,421	0	(10,060)	4,777
Currency translation differences	(41,956)	(33,525)	0	0	0	0	(33,525)	0	(8,431)
Tax effect	(23,712)	(22,790)	0	0	0	(22,790)	0	0	(922)
Other comprehensive income/(loss)	26,470	31,046	0	0	0	74,631	(33,525)	(10,060)	(4,576)
Total comprehensive income for the year	15,552	966	0	0	0	74,631	(33,525)	(40,140)	14,586
Capital contribution	189,761	189,761	573	60,268	128,920	0	0	0	0
Reduction of Share Premium	0	0	0	(200,000)	200,000	0	0	0	0
Business combinations	8,287	0	0	0	0	0	0	0	8,287
Share-based compensation	14,928	14,928	0	0	0	0	0	14,928	0
Distributions	(220,804)	(190,638)	0	0	(190,638)	0	0	0	(30,166)
Balance, end of period at Dec. 31, 2021	1,748,605	1,542,399	11,240	872,011	1,020,027	171,272	(133,450)	(398,701)	206,206
Profit/(Loss) for the year after taxes	(2,087)	(5,443)	0	0	0	0	0	(5,443)	3,356
Change in fair value of cash flow hedges net of transfer to profit and loss statement	256,924	237,305	0	0	0	235,732	0	1,573	19,619
Currency translation differences	(33,704)	(27,857)	0	0	0	0	(27,857)	0	(5,847)
Tax effect	(63,952)	(61,437)	0	0	0	(61,437)	0	0	(2,515)
Other comprehensive income/(loss)	159,268	148,011	0	0	0	174,295	(27,857)	1,573	11,257
Total comprehensive income for the year	157,181	142,568	0	0	0	174,295	(27,857)	(3,870)	14,613
Capital contribution	112,979	112,979	366	114,583	(1,970)	0	0	0	0
Business combinations	14,300	0	0	0	0	0	0	0	14,300
Share-based compensation	5,031	5,031	0	0	0	0	0	5,031	0
Distributions	(249,049)	(203,106)	0	0	(203,106)	0	0	0	(45,943)
Balance, end of period at Dec. 31, 2022	1,789,047	1,599,871	11,606	986,594	814,951	345,567	(161,307)	(397,540)	189,176
Profit/(Loss) for the year after taxes	36,448	43,380	0	0	0	0	0	43,380	(6,932)
Change in fair value of cash flow hedges net of transfer to profit and loss statement	(49,552)	(44,335)	0	0	0	(44,335)	0	0	(5,217)
Currency translation differences	24,584	21,873	0	0	0	0	21,873	0	2,711
Tax effect	8,037	6,770				6,770	0	0	1,267
Other comprehensive income/(loss)	(16,931)	(15,692)	0	0	0	(37,565)	21,873	0	(1,239)
Total comprehensive income for the year	19,517	27,688	0	0	0	(37,565)	21,873	43,380	(8,171)
Capital contribution	19,502	35	10	0	25	0	0	0	19,467
Divestments (Note 7)	(2,817)		0	0	0	0	0	0	(2,817)
Reduction of Share Premium	0	0	0	(250,000)	250,000	0	0	0	0
Share-based compensation	2,639	2,639		0	0	0	0	2,639	0
Distributions	(239,079)	(206,756)	0	0	(206,756)	0	0	0	(32,323)
Balance, end of period at Dec. 31, 2023	$ 1,588,809	$ 1,423,477	$ 11,616	$ 736,594	$ 858,220	$ 308,002	$ (139,434)	$ (351,521)	$ 165,332